Investment Accounted for Using the Equity Method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Investments Accounted For Using Equity Method [Line Items]
Balance, beginning of the period	$ 24,989	$ 103,821	$ 0
Additions
Initial investments in Coinsquare	0	0	45,026
Step up investments in Coinsquare	0	0	59,073
Share of loss in investment accounted for using the equity method:
Share of investee's loss	(2,972)	(23,496)	(278)
Gain from dilution of interest in associate	0	2,927	0
Impairment	(5,295)	(58,263)	0
Revaluation gain	97	0	0
Distributions received	(731)	0	0
Transfer to investments measured at FVTPL	(16,088)	0	0
Balance, end of the period	$ 0	$ 24,989	$ 103,821